Condensed Consolidated Balance Sheets - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
ASSETS
CASH, CASH BALANCES AT CENTRAL BANKS AND OTHER DEPOSITS ON DEMAND	€ 138,266	€ 101,067
FINANCIAL ASSETS HELD FOR TRADING	124,145	108,230
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	5,902	4,911
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	91,368	62,069
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	122,560	125,708
FINANCIAL ASSETS AT AMORTISED COST	976,298	995,482
HEDGING DERIVATIVES	11,999	7,216
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RISK	2,387	1,702
INVESTMENTS	8,668	8,772
Joint ventures entities	1,249	1,325
Associated entities	7,419	7,447
ASSETS UNDER INSURANCE OR REINSURANCE CONTRACTS	307	292
TANGIBLE ASSETS	33,271	35,235
Property, plant and equipment	32,335	34,262
Investment property	936	973
Acquired in lease, investment property	4,541	5,051
INTANGIBLE ASSETS	15,946	27,687
Goodwill	12,595	24,246
Other intangible assets	3,351	3,441
TAX ASSETS	26,218	29,585
Current tax assets	5,639	6,827
Deferred tax assets	20,579	22,758
OTHER ASSETS	10,627	10,138
Insurance contracts linked to pensions	186	192
Inventories	6	5
Other	10,435	9,941
NON-CURRENT ASSETS HELD FOR SALE	4,919	4,601
TOTAL ASSETS	1,572,881	1,522,695
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	97,700	77,139
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	59,619	60,995
Financial liabilities at amortised cost	1,283,581	1,230,745
HEDGING DERIVATIVES, LIABILITIES	6,583	6,048
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, LIABILITIES	255	269
LIABILITIES UNDER INSURANCE OR REINSURANCE CONTRACTS	2,246	739
Provisions	11,948	13,987
TAX LIABILITIES	8,844	9,322
Current tax liabilities	2,521	2,800
Deferred tax liabilities	6,323	6,522
Other liabilities	10,246	12,792
LIABILITIES ASSOCIATED WITH NON-CURRENT ASSETS HELD FOR SALE	0	0
TOTAL LIABILITIES	1,481,022	1,412,036
SHAREHOLDERS´ EQUITY
SHAREHOLDERS´ EQUITY	112,899	124,239
CAPITAL	8,309	8,309
Called up paid capital	8,309	8,309
Unpaid capital which has been called up	0	0
Memorandum items: uncalled up capital	0	0
SHARE PREMIUM	52,446	52,446
EQUITY INSTRUMENTS ISSUED OTHER THAN CAPITAL	611	598
Equity component of the compound financial instrument	0	0
Other equity instruments issued	611	598
OTHER EQUITY	172	146
ACCUMULATED RETAINED EARNINGS	67,594	61,028
REVALUATION RESERVES	0	0
OTHER RESERVES	(3,708)	(3,110)
(-) OWN SHARES	(65)	(31)
PROFIT ATTRIBUTABLE TO SHAREHOLDERS OF THE PARENT	(10,798)	6,515
(-) INTERIM DIVIDENDS	(1,662)	(1,662)
OTHER ACCUMULATED COMPREHENSIVE INCOME	(30,637)	(24,168)
ITEMS NOT RECLASSIFIED TO PROFIT OR LOSS	(5,010)	(4,288)
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS	(25,627)	(19,880)
NON-CONTROLLING INTEREST	9,597	10,588
Other comprehensive income	(1,697)	(982)
Other items	11,294	11,570
TOTAL EQUITY	91,859	110,659
TOTAL LIABILITIES AND EQUITY	1,572,881	1,522,695
Loan commitments
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS
Exposure to credit risk on loan commitments and financial guarantee contracts	228,767	241,179
Financial Guarantees
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS
Exposure to credit risk on loan commitments and financial guarantee contracts	12,166	13,650
Other commitments
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS
Exposure to credit risk on loan commitments and financial guarantee contracts	78,654	68,895
Financial liabilities at fair value through profit or loss
LIABILITIES
Subordinated liabilities	0	0
Financial liabilities at amortized cost
LIABILITIES
Subordinated liabilities	20,653	21,062
Provision for pensions and other employment defined benefit obligations
LIABILITIES
Provisions	5,516	6,358
Provision for other long term employee benefits
LIABILITIES
Provisions	1,196	1,382
Provision for taxes and other legal contingencies
LIABILITIES
Provisions	2,341	3,057
Provision for contingent liabilities and commitments
LIABILITIES
Provisions	666	739
Other provisions member
LIABILITIES
Provisions	2,229	2,451
Financial assets held for trading, category
ASSETS
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	15,479	28,445
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category
ASSETS
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	392	224
Financial assets designated at fair value through profit or loss, category
ASSETS
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	10,933	8,430
Financial assets at fair value through other comprehensive income, category
ASSETS
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	22,870	29,116
Financial assets at amortised cost, category
ASSETS
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	23,070	19,993
For own use
ASSETS
Property, plant and equipment	13,527	15,041
Leased out under an operating lease
ASSETS
Property, plant and equipment	18,808	19,221
Investment property	€ 799	€ 823